- Itaunas Drilling, Camburi Drilling, and Sahy Drilling - Impairment of investment in Joint Venture (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jul. 01, 2018	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)	50.00%	50.00%	50.00%	50.00%
Total impairment of investments	$ 0
Itaunas Drilling, Camburi Drilling, and Sahy Drilling
Schedule of Equity Method Investments [Line Items]
Ownership percentage held by equity method investee (as percent)	70.00%
Ownership interest (as percent)	30.00%
Total impairment of investments	$ 0	$ 13